Vanguard® Emerging Markets Government Bond Index Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Note/Bond (Cost $1,883)	2.875%	5/15/32	1,910	1,944
Corporate Bonds (14.6%)
Azerbaijan (0.2%)
[1]	Southern Gas Corridor CJSC	6.875%	3/24/26	6,200	6,499
Brazil (0.2%)
	Petrobras Global Finance BV	6.875%	1/20/40	1	1
	Petrobras Global Finance BV	6.850%	6/5/15	5,950	5,321
					5,322
Chile (0.2%)
	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	8,100	6,360
China (3.4%)
	Bank of China Ltd.	5.000%	11/13/24	9,200	9,428
	China Cinda Finance 2015 I Ltd.	4.250%	4/23/25	5,000	4,919
	China Construction Bank Corp.	4.250%	2/27/29	5,750	5,770
	China Construction Bank Corp.	2.450%	6/24/30	5,750	5,511
	China Construction Bank Corp.	2.850%	1/21/32	6,200	5,928
	CNAC HK Finbridge Co. Ltd.	5.125%	3/14/28	5,355	5,416
	CNOOC Finance 2014 ULC	4.250%	4/30/24	6,606	6,692
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	6,200	6,186
	Industrial & Commercial Bank of China Ltd.	4.875%	9/21/25	6,000	6,147
	Industrial & Commercial Bank of China Ltd.	3.200%	12/31/99	18,650	17,962
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	4,600	4,663
	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	4,450	4,415
	Sinopec Group Overseas Development 2018 Ltd.	2.700%	5/13/30	4,550	4,238
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	4,895	4,955
	State Grid Overseas Investment BVI Ltd.	3.500%	5/4/27	7,194	7,217
					99,447
Colombia (0.7%)
	Ecopetrol SA	5.875%	9/18/23	5,340	5,400
	Ecopetrol SA	5.375%	6/26/26	4,675	4,523
	Ecopetrol SA	6.875%	4/29/30	6,175	5,893
	Ecopetrol SA	5.875%	5/28/45	5,967	4,492
					20,308
Indonesia (0.4%)
[2]	Freeport Indonesia PT	5.315%	4/14/32	4,500	4,192
	Pertamina Persero PT	6.450%	5/30/44	4,400	4,638
	Pertamina Persero PT	6.500%	11/7/48	200	208
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	4,557	4,428
					13,466

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kazakhstan (0.1%)
	KazMunayGas National Co. JSC	6.375%	10/24/48	4,500	3,773
Malaysia (1.0%)
	Petronas Capital Ltd.	3.500%	3/18/25	4,850	4,840
	Petronas Capital Ltd.	3.500%	4/21/30	7,250	7,059
	Petronas Capital Ltd.	4.500%	3/18/45	4,700	4,626
	Petronas Capital Ltd.	4.550%	4/21/50	8,400	8,291
[2]	Petronas Capital Ltd.	3.404%	4/28/61	4,200	3,228
	Petronas Capital Ltd.	3.404%	4/28/61	700	548
					28,592
Mexico (4.0%)
	Mexico City Airport Trust	5.500%	7/31/47	6,379	4,852
	Petroleos Mexicanos	6.875%	8/4/26	7,450	7,109
	Petroleos Mexicanos	6.490%	1/23/27	4,706	4,273
	Petroleos Mexicanos	6.500%	3/13/27	12,225	11,107
	Petroleos Mexicanos	5.350%	2/12/28	6,070	5,096
[2,3]	Petroleos Mexicanos	8.750%	6/2/29	4,900	4,612
	Petroleos Mexicanos	6.840%	1/23/30	8,050	6,725
	Petroleos Mexicanos	5.950%	1/28/31	11,325	8,791
	Petroleos Mexicanos	6.625%	6/15/35	8,400	6,152
	Petroleos Mexicanos	6.500%	6/2/41	4,880	3,325
	Petroleos Mexicanos	6.750%	9/21/47	16,950	11,493
	Petroleos Mexicanos	6.350%	2/12/48	4,700	3,090
	Petroleos Mexicanos	7.690%	1/23/50	24,734	18,057
	Petroleos Mexicanos	6.950%	1/28/60	11,640	7,893
[3]	Petroleos Mexicanos	6.700%	2/16/32	20,599	16,502
					119,077
Peru (0.1%)
	Petroleos del Peru SA	5.625%	6/19/47	6,200	4,363
Qatar (1.1%)
	Qatar Energy	1.375%	9/12/26	975	901
[2]	Qatar Energy	2.250%	7/12/31	5,600	4,963
	Qatar Energy	3.300%	7/12/51	12,225	10,216
[2]	Qatar Petroleum	1.375%	9/12/26	3,700	3,415
	Qatar Petroleum	2.250%	7/12/31	4,100	3,649
	Qatar Petroleum	3.125%	7/12/41	11,184	9,449
					32,593
Saudi Arabia (2.3%)
[2]	SA Global Sukuk Ltd.	1.602%	6/17/26	3,900	3,619
	SA Global Sukuk Ltd.	1.602%	6/17/26	2,138	1,975
[2]	SA Global Sukuk Ltd.	2.694%	6/17/31	6,200	5,655
	SA Global Sukuk Ltd.	2.694%	6/17/31	2,350	2,150
	Saudi Arabian Oil Co.	2.875%	4/16/24	6,175	6,098
	Saudi Arabian Oil Co.	3.500%	4/16/29	9,116	8,932
[2]	Saudi Arabian Oil Co.	2.250%	11/24/30	1,475	1,311
	Saudi Arabian Oil Co.	2.250%	11/24/30	4,900	4,367
[2]	Saudi Arabian Oil Co.	4.250%	4/16/39	2,100	2,028
	Saudi Arabian Oil Co.	4.250%	4/16/39	6,900	6,692
	Saudi Arabian Oil Co.	4.375%	4/16/49	9,255	8,780
	Saudi Arabian Oil Co.	3.250%	11/24/50	6,808	5,349
[2]	Saudi Arabian Oil Co.	3.500%	11/24/70	4,400	3,359
	Saudi Arabian Oil Co.	3.500%	11/24/70	2,550	1,995
	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	4,700	4,744
					67,054
United Arab Emirates (0.9%)
[3]	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	6,675	6,558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	DP World Ltd.	6.850%	7/2/37	4,340	4,772
	DP World Ltd.	5.625%	9/25/48	475	459
	DP World Salaam	6.000%	12/31/99	4,500	4,513
[2]	MDGH GMTN RSC Ltd.	3.700%	11/7/49	500	438
	MDGH GMTN RSC Ltd.	3.700%	11/7/49	3,803	3,366
	MDGH GMTN RSC Ltd.	3.950%	5/21/50	6,550	6,080
					26,186
Total Corporate Bonds (Cost $500,997)					433,040
Sovereign Bonds (83.4%)
Angola (0.8%)
	Republic of Angola	8.250%	5/9/28	8,150	6,880
	Republic of Angola	8.000%	11/26/29	5,423	4,333
[2]	Republic of Angola	8.750%	4/14/32	4,800	3,896
	Republic of Angola	8.750%	4/14/32	400	331
	Republic of Angola	9.375%	5/8/48	5,800	4,579
	Republic of Angola	9.125%	11/26/49	3,550	2,699
					22,718
Argentina (1.8%)
[4]	Provincia de Buenos Aires, 5.2500% coupon rate effective 9/1/22	3.900%	9/1/37	19,050	5,901
	Republic of Argentina	1.000%	7/9/29	7,976	1,899
[4]	Republic of Argentina, 0.750% coupon rate effective 7/9/23	0.500%	7/9/30	48,877	11,590
[4]	Republic of Argentina, 3.625% coupon rate effective 7/9/23	1.500%	7/9/35	62,279	13,856
[4]	Republic of Argentina, 3.625% coupon rate effective 7/9/23	1.500%	7/9/46	6,424	1,453
[4]	Republic of Argentina, 4.250% coupon rate effective 7/9/23	3.875%	1/9/38	34,666	9,778
[4]	Republic of Argentina, 4.875% coupon rate effective 7/9/29	3.500%	7/9/41	31,814	8,369
					52,846
Armenia (0.1%)
	Republic of Armenia	7.150%	3/26/25	1,700	1,700
	Republic of Armenia	3.950%	9/26/29	1,650	1,239
[2]	Republic of Armenia	3.600%	2/2/31	950	662
	Republic of Armenia	3.600%	2/2/31	1,050	734
					4,335
Azerbaijan (0.2%)
	Republic of Azerbaijan	4.750%	3/18/24	3,750	3,782
[3]	Republic of Azerbaijan	3.500%	9/1/32	3,350	2,899
					6,681
Bahamas (0.1%)
[2,3]	Commonwealth of Bahamas	6.000%	11/21/28	850	554
[3]	Commonwealth of Bahamas	6.000%	11/21/28	700	458
[2,3]	Commonwealth of Bahamas	8.950%	10/15/32	1,750	1,114
[3]	Commonwealth of Bahamas	8.950%	10/15/32	1,200	766
					2,892
Bahrain (2.0%)
	CBB International Sukuk Co. 5 Spc	5.624%	2/12/24	3,400	3,441
	CBB International Sukuk Co. 6 Spc	5.250%	3/20/25	2,400	2,401
	CBB International Sukuk Co. 6 Spc	6.875%	10/5/25	3,550	3,722
	CBB International Sukuk Programme Co. WLL	6.250%	11/14/24	3,258	3,335
	CBB International Sukuk Programme Co. WLL	4.500%	3/30/27	2,856	2,762
	CBB International Sukuk Programme Co. WLL	3.950%	9/16/27	2,600	2,450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CBB International Sukuk Programme Co. WLL	3.875%	5/18/29	1,650	1,452
	Kingdom of Bahrain	6.125%	8/1/23	4,202	4,230
	Kingdom of Bahrain	7.000%	1/26/26	3,825	3,954
	Kingdom of Bahrain	4.250%	1/25/28	1,400	1,270
	Kingdom of Bahrain	7.000%	10/12/28	4,900	4,922
	Kingdom of Bahrain	6.750%	9/20/29	4,100	4,021
	Kingdom of Bahrain	7.375%	5/14/30	3,650	3,659
	Kingdom of Bahrain	5.625%	9/30/31	2,970	2,592
	Kingdom of Bahrain	5.450%	9/16/32	3,900	3,327
	Kingdom of Bahrain	5.250%	1/25/33	1,800	1,488
[2]	Kingdom of Bahrain	5.625%	5/18/34	1,800	1,482
	Kingdom of Bahrain	5.625%	5/18/34	600	495
	Kingdom of Bahrain	6.000%	9/19/44	4,000	2,946
	Kingdom of Bahrain	7.500%	9/20/47	2,800	2,392
	Kingdom of Bahrain	6.250%	1/25/51	2,300	1,705
					58,046
Belarus (0.0%)
	Republic of Belarus	5.875%	2/24/26	1,650	198
	Republic of Belarus	7.625%	6/29/27	1,600	192
	Republic of Belarus	6.200%	2/28/30	1,800	217
[2]	Republic of Belarus	6.378%	2/24/31	300	36
	Republic of Belarus	6.378%	2/24/31	2,200	266
					909
Bermuda (0.2%)
	Government of Bermuda	3.717%	1/25/27	1,550	1,532
[2]	Government of Bermuda	4.750%	2/15/29	600	614
	Government of Bermuda	2.375%	8/20/30	1,600	1,387
[2]	Government of Bermuda	5.000%	7/15/32	1,400	1,451
[2]	Government of Bermuda	3.375%	8/20/50	1,000	764
	Government of Bermuda	3.375%	8/20/50	1,200	924
					6,672
Bolivia (0.2%)
[2,3]	Bolivian Government	4.500%	3/20/28	700	565
[3]	Bolivian Government	4.500%	3/20/28	3,506	2,852
[2]	Bolivian Government	7.500%	3/2/30	1,400	1,289
	Bolivian Government	7.500%	3/2/30	200	186
					4,892
Brazil (3.4%)
	Federative Republic of Brazil	8.875%	4/15/24	3,226	3,556
	Federative Republic of Brazil	4.250%	1/7/25	13,353	13,439
	Federative Republic of Brazil	8.750%	2/4/25	1,825	2,064
	Federative Republic of Brazil	2.875%	6/6/25	7,750	7,484
	Federative Republic of Brazil	6.000%	4/7/26	3,000	3,197
	Federative Republic of Brazil	10.125%	5/15/27	2,000	2,471
	Federative Republic of Brazil	4.625%	1/13/28	10,550	10,315
	Federative Republic of Brazil	4.500%	5/30/29	6,600	6,254
	Federative Republic of Brazil	3.875%	6/12/30	10,800	9,726
	Federative Republic of Brazil	3.750%	9/12/31	4,500	3,963
	Federative Republic of Brazil	8.250%	1/20/34	4,200	4,821
	Federative Republic of Brazil	7.125%	1/20/37	5,050	5,397
	Federative Republic of Brazil	5.625%	1/7/41	6,500	5,671
	Federative Republic of Brazil	5.000%	1/27/45	10,186	8,090
	Federative Republic of Brazil	5.625%	2/21/47	4,033	3,421
	Federative Republic of Brazil	4.750%	1/14/50	16,360	12,286
					102,155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chile (2.2%)
	Republic of Chile	3.125%	1/21/26	2,200	2,149
	Republic of Chile	2.750%	1/31/27	4,800	4,583
	Republic of Chile	3.240%	2/6/28	5,740	5,540
	Republic of Chile	2.450%	1/31/31	5,407	4,789
	Republic of Chile	2.550%	7/27/33	7,600	6,458
	Republic of Chile	3.500%	1/31/34	7,950	7,293
	Republic of Chile	3.100%	5/7/41	8,350	6,580
	Republic of Chile	4.340%	3/7/42	6,150	5,661
	Republic of Chile	3.860%	6/21/47	3,925	3,399
	Republic of Chile	3.500%	1/25/50	6,700	5,377
	Republic of Chile	4.000%	1/31/52	3,050	2,633
	Republic of Chile	3.500%	4/15/53	4,350	3,438
	Republic of Chile	3.100%	1/22/61	6,050	4,310
	Republic of Chile	3.250%	9/21/71	3,100	2,188
					64,398
China (1.7%)
	China Government Bond	3.250%	10/19/23	4,000	4,016
	China Government Bond	0.400%	10/21/23	3,500	3,391
	China Government Bond	1.950%	12/3/24	6,200	6,056
	China Government Bond	0.550%	10/21/25	7,200	6,651
	China Government Bond	2.625%	11/2/27	3,824	3,786
	China Government Bond	3.500%	10/19/28	2,300	2,377
	China Government Bond	2.125%	12/3/29	8,200	7,869
	China Government Bond	1.200%	10/21/30	4,550	4,031
	China Government Bond	1.750%	10/26/31	1,600	1,470
	China Government Bond	2.750%	12/3/39	1,725	1,522
	China Government Bond	4.000%	10/19/48	1,800	1,901
[2]	China Government Bond	2.250%	10/21/50	300	225
	China Government Bond	2.250%	10/21/50	1,000	758
[2]	China Government Bond	2.500%	10/26/51	2,525	1,994
	China Government Bond	2.500%	10/26/51	600	474
	Export-Import Bank of China	3.625%	7/31/24	4,572	4,608
					51,129
Colombia (2.7%)
	Republic of Colombia	4.000%	2/26/24	4,745	4,664
	Republic of Colombia	8.125%	5/21/24	3,005	3,157
	Republic of Colombia	4.500%	1/28/26	4,567	4,381
	Republic of Colombia	3.875%	4/25/27	5,750	5,262
	Republic of Colombia	4.500%	3/15/29	6,100	5,521
	Republic of Colombia	3.000%	1/30/30	4,675	3,771
	Republic of Colombia	3.125%	4/15/31	7,680	6,066
	Republic of Colombia	3.250%	4/22/32	6,100	4,751
	Republic of Colombia	7.375%	9/18/37	5,462	5,356
	Republic of Colombia	6.125%	1/18/41	7,645	6,406
	Republic of Colombia	4.125%	2/22/42	3,050	2,070
	Republic of Colombia	5.625%	2/26/44	7,675	5,962
	Republic of Colombia	5.000%	6/15/45	14,100	10,233
	Republic of Colombia	5.200%	5/15/49	8,020	5,900
	Republic of Colombia	4.125%	5/15/51	5,300	3,489
	Republic of Colombia	3.875%	2/15/61	3,150	1,967
					78,956
Costa Rica (0.4%)
	Republic of Costa Rica	4.375%	4/30/25	1,400	1,364
	Republic of Costa Rica	6.125%	2/19/31	3,625	3,499
	Republic of Costa Rica	5.625%	4/30/43	1,500	1,156
	Republic of Costa Rica	7.000%	4/4/44	2,930	2,584

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Costa Rica	7.158%	3/12/45	4,201	3,745
					12,348
Croatia (0.2%)
	Republic of Croatia	6.000%	1/26/24	5,025	5,196
Dominican Republic (2.3%)
	Dominican Republic	5.500%	1/27/25	4,300	4,302
	Dominican Republic	6.875%	1/29/26	4,995	5,178
	Dominican Republic	5.950%	1/25/27	5,350	5,301
	Dominican Republic	6.000%	7/19/28	4,069	3,934
[2]	Dominican Republic	5.500%	2/22/29	4,950	4,599
	Dominican Republic	5.500%	2/22/29	200	186
	Dominican Republic	4.500%	1/30/30	5,606	4,843
[2]	Dominican Republic	4.875%	9/23/32	1,150	969
	Dominican Republic	4.875%	9/23/32	9,650	8,116
[2]	Dominican Republic	6.000%	2/22/33	2,875	2,606
	Dominican Republic	6.000%	2/22/33	1,750	1,588
	Dominican Republic	5.300%	1/21/41	4,350	3,406
	Dominican Republic	7.450%	4/30/44	4,650	4,386
	Dominican Republic	6.850%	1/27/45	6,094	5,373
	Dominican Republic	6.500%	2/15/48	3,100	2,593
	Dominican Republic	6.400%	6/5/49	4,550	3,751
	Dominican Republic	5.875%	1/30/60	9,777	7,405
					68,536
Ecuador (0.8%)
[3]	Republic of Ecuador	0.000%	7/31/30	3,105	1,329
[2,4]	Republic of Ecuador, 2.500% coupon rate effective 7/31/23	1.500%	7/31/40	5,058	2,105
[4]	Republic of Ecuador, 2.500% coupon rate effective 7/31/23	1.500%	7/31/40	5,325	2,216
[2,4]	Republic of Ecuador, 3.500% coupon rate effective 7/31/23	2.500%	7/31/35	9,201	4,163
[4]	Republic of Ecuador, 3.500% coupon rate effective 7/31/23	2.500%	7/31/35	16,455	7,445
[2,4]	Republic of Ecuador, 6.000% coupon rate effective 7/31/23	5.500%	7/31/30	1,550	929
[4]	Republic of Ecuador, 6.000% coupon rate effective 7/31/23	5.500%	7/31/30	9,645	5,781
					23,968
Egypt (1.9%)
	Arab Republic of Egypt	4.550%	11/20/23	1,478	1,378
	Arab Republic of Egypt	6.200%	3/1/24	2,400	2,108
	Arab Republic of Egypt	5.750%	5/29/24	3,970	3,396
	Arab Republic of Egypt	5.875%	6/11/25	4,675	3,754
	Arab Republic of Egypt	5.250%	10/6/25	2,350	1,852
[2]	Arab Republic of Egypt	3.875%	2/16/26	500	346
	Arab Republic of Egypt	3.875%	2/16/26	1,150	798
	Arab Republic of Egypt	7.500%	1/31/27	6,200	4,568
[2]	Arab Republic of Egypt	5.800%	9/30/27	600	405
	Arab Republic of Egypt	5.800%	9/30/27	1,450	983
	Arab Republic of Egypt	6.588%	2/21/28	4,600	3,198
	Arab Republic of Egypt	7.600%	3/1/29	5,200	3,609
	Arab Republic of Egypt	5.875%	2/16/31	4,750	2,951
	Arab Republic of Egypt	7.053%	1/15/32	4,900	3,109
	Arab Republic of Egypt	7.625%	5/29/32	3,544	2,246
[2]	Arab Republic of Egypt	7.300%	9/30/33	2,700	1,686
	Arab Republic of Egypt	7.300%	9/30/33	900	565
	Arab Republic of Egypt	6.875%	4/30/40	1,200	671

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arab Republic of Egypt	8.500%	1/31/47	7,880	4,604
	Arab Republic of Egypt	7.903%	2/21/48	4,700	2,659
	Arab Republic of Egypt	8.700%	3/1/49	4,950	2,896
	Arab Republic of Egypt	8.875%	5/29/50	6,140	3,645
[2]	Arab Republic of Egypt	8.750%	9/30/51	1,300	759
	Arab Republic of Egypt	8.750%	9/30/51	300	176
	Arab Republic of Egypt	8.150%	11/20/59	1,750	1,007
[2]	Arab Republic of Egypt	7.500%	2/16/61	3,400	1,897
	Arab Republic of Egypt	7.500%	2/16/61	1,200	674
					55,940
El Salvador (0.2%)
	Republic of El Salvador	5.875%	1/30/25	2,568	1,175
	Republic of El Salvador	6.375%	1/18/27	2,362	887
	Republic of El Salvador	8.625%	2/28/29	1,835	684
	Republic of El Salvador	8.250%	4/10/32	1,532	564
	Republic of El Salvador	7.650%	6/15/35	3,000	963
	Republic of El Salvador	7.625%	2/1/41	1,918	645
[2]	Republic of El Salvador	7.125%	1/20/50	150	49
	Republic of El Salvador	7.125%	1/20/50	3,200	1,060
[2]	Republic of El Salvador	9.500%	7/15/52	600	210
	Republic of El Salvador	9.500%	7/15/52	2,450	876
					7,113
Ethiopia (0.0%)
	Federal Republic of Ethiopia	6.625%	12/11/24	3,150	1,633
Gabon (0.2%)
	Republic of Gabon	6.950%	6/16/25	2,000	1,683
[3]	Republic of Gabon	6.625%	2/6/31	2,200	1,591
[2,3]	Republic of Gabon	6.625%	2/6/31	700	499
[2]	Republic of Gabon	7.000%	11/24/31	2,125	1,521
	Republic of Gabon	7.000%	11/24/31	400	288
					5,582
Georgia (0.0%)
[2]	Republic of Georgia	2.750%	4/22/26	750	641
	Republic of Georgia	2.750%	4/22/26	800	683
					1,324
Ghana (0.7%)
[3]	Republic of Ghana	8.125%	1/18/26	4,095	2,768
[3]	Republic of Ghana	6.375%	2/11/27	4,206	2,184
[3]	Republic of Ghana	7.875%	3/26/27	2,130	1,126
[3]	Republic of Ghana	7.750%	4/7/29	800	381
[3]	Republic of Ghana	7.625%	5/16/29	4,900	2,320
[3]	Republic of Ghana	10.750%	10/14/30	3,300	2,697
[3]	Republic of Ghana	8.125%	3/26/32	3,900	1,782
	Republic of Ghana	8.625%	4/7/34	2,700	1,206
[3]	Republic of Ghana	7.875%	2/11/35	2,942	1,308
[2]	Republic of Ghana	8.875%	5/7/42	400	178
	Republic of Ghana	8.875%	5/7/42	400	178
[3]	Republic of Ghana	8.627%	6/16/49	3,250	1,432
[3]	Republic of Ghana	8.950%	3/26/51	2,925	1,293
[2,3]	Republic of Ghana	8.750%	3/11/61	200	87
[3]	Republic of Ghana	8.750%	3/11/61	2,650	1,188
					20,128
Guatemala (0.5%)
	Republic of Guatemala	4.500%	5/3/26	2,250	2,250
	Republic of Guatemala	4.375%	6/5/27	1,400	1,372
	Republic of Guatemala	4.875%	2/13/28	2,200	2,206

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Republic of Guatemala	4.900%	6/1/30	1,600	1,569
	Republic of Guatemala	5.375%	4/24/32	1,800	1,787
[2]	Republic of Guatemala	3.700%	10/7/33	900	758
	Republic of Guatemala	3.700%	10/7/33	200	167
[2]	Republic of Guatemala	4.650%	10/7/41	900	735
	Republic of Guatemala	4.650%	10/7/41	400	327
[3]	Republic of Guatemala	6.125%	6/1/50	4,400	4,194
					15,365
Honduras (0.1%)
	Republic of Honduras	6.250%	1/19/27	2,220	1,891
[2]	Republic of Honduras	5.625%	6/24/30	650	481
	Republic of Honduras	5.625%	6/24/30	1,150	859
					3,231
Hungary (1.1%)
	Republic of Hungary	5.750%	11/22/23	3,040	3,104
	Republic of Hungary	5.375%	3/25/24	5,543	5,643
[2]	Republic of Hungary	5.250%	6/16/29	5,300	5,380
[2]	Republic of Hungary	2.125%	9/22/31	5,400	4,449
	Republic of Hungary	2.125%	9/22/31	1,550	1,281
[2]	Republic of Hungary	5.500%	6/16/34	3,825	3,860
	Republic of Hungary	7.625%	3/29/41	3,620	4,390
[2]	Republic of Hungary	3.125%	9/21/51	4,700	3,200
	Republic of Hungary	3.125%	9/21/51	1,400	956
					32,263
Indonesia (6.9%)
	Perusahaan Penerbit SBSN Indonesia III	3.900%	8/20/24	2,250	2,260
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	4,800	4,858
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	6,369	6,485
	Perusahaan Penerbit SBSN Indonesia III	2.300%	6/23/25	1,550	1,496
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	5,320	5,451
[2]	Perusahaan Penerbit SBSN Indonesia III	1.500%	6/9/26	2,950	2,707
	Perusahaan Penerbit SBSN Indonesia III	1.500%	6/9/26	875	803
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	7,100	7,175
[2]	Perusahaan Penerbit SBSN Indonesia III	4.400%	6/6/27	4,275	4,374
	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	5,190	5,305
	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	3,285	3,354
	Perusahaan Penerbit SBSN Indonesia III	2.800%	6/23/30	3,550	3,236
[2]	Perusahaan Penerbit SBSN Indonesia III	2.550%	6/9/31	1,700	1,513
	Perusahaan Penerbit SBSN Indonesia III	2.550%	6/9/31	1,600	1,424
[2]	Perusahaan Penerbit SBSN Indonesia III	4.700%	6/6/32	4,400	4,554
	Perusahaan Penerbit SBSN Indonesia III	3.800%	6/23/50	2,300	1,946
[2]	Perusahaan Penerbit SBSN Indonesia III	3.550%	6/9/51	1,600	1,328
	Perusahaan Penerbit SBSN Indonesia III	3.550%	6/9/51	800	664
	Republic of Indonesia	5.875%	1/15/24	7,350	7,599
	Republic of Indonesia	4.125%	1/15/25	6,100	6,173
	Republic of Indonesia	4.750%	1/8/26	6,600	6,775
	Republic of Indonesia	4.350%	1/8/27	3,700	3,781
	Republic of Indonesia	3.850%	7/18/27	3,070	3,081
	Republic of Indonesia	3.500%	1/11/28	3,886	3,833
	Republic of Indonesia	4.100%	4/24/28	3,000	3,038
	Republic of Indonesia	4.750%	2/11/29	3,758	3,915
	Republic of Indonesia	3.400%	9/18/29	2,250	2,168
	Republic of Indonesia	2.850%	2/14/30	4,000	3,705
	Republic of Indonesia	3.850%	10/15/30	4,850	4,784
	Republic of Indonesia	1.850%	3/12/31	3,450	2,936
	Republic of Indonesia	2.150%	7/28/31	3,825	3,319
	Republic of Indonesia	3.550%	3/31/32	3,200	3,117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Indonesia	8.500%	10/12/35	4,900	6,367
	Republic of Indonesia	6.625%	2/17/37	4,687	5,324
	Republic of Indonesia	7.750%	1/17/38	6,250	7,737
	Republic of Indonesia	5.250%	1/17/42	6,825	7,001
	Republic of Indonesia	4.625%	4/15/43	4,560	4,337
	Republic of Indonesia	6.750%	1/15/44	5,930	7,040
	Republic of Indonesia	5.125%	1/15/45	6,001	6,042
	Republic of Indonesia	5.950%	1/8/46	3,666	4,020
	Republic of Indonesia	5.250%	1/8/47	4,650	4,775
	Republic of Indonesia	4.750%	7/18/47	3,100	3,038
	Republic of Indonesia	4.350%	1/11/48	5,400	4,966
	Republic of Indonesia	5.350%	2/11/49	2,873	2,953
	Republic of Indonesia	3.700%	10/30/49	3,100	2,635
	Republic of Indonesia	3.500%	2/14/50	2,500	2,091
	Republic of Indonesia	4.200%	10/15/50	4,950	4,506
	Republic of Indonesia	3.050%	3/12/51	5,900	4,748
	Republic of Indonesia	4.300%	3/31/52	2,400	2,237
	Republic of Indonesia	3.200%	9/23/61	1,900	1,455
	Republic of Indonesia	4.450%	4/15/70	3,000	2,745
	Republic of Indonesia	3.350%	3/12/71	2,425	1,837
					203,011
Iraq (0.2%)
[3]	Republic of Iraq	5.800%	1/15/28	5,634	4,874
Ivory Coast (0.2%)
[3]	Ivory Coast	6.375%	3/3/28	2,350	2,094
[3]	Ivory Coast	6.125%	6/15/33	3,900	3,214
					5,308
Jamaica (0.5%)
[3]	Jamaica	6.750%	4/28/28	4,200	4,431
[3]	Jamaica	8.000%	3/15/39	3,700	4,160
	Jamaica	7.875%	7/28/45	5,600	6,197
					14,788
Jordan (0.5%)
	Kingdom of Jordan	4.950%	7/7/25	1,000	935
	Kingdom of Jordan	6.125%	1/29/26	3,500	3,347
	Kingdom of Jordan	5.750%	1/31/27	3,200	2,944
[2]	Kingdom of Jordan	7.750%	1/15/28	1,625	1,607
[2]	Kingdom of Jordan	5.850%	7/7/30	300	253
	Kingdom of Jordan	5.850%	7/7/30	3,411	2,928
	Kingdom of Jordan	7.375%	10/10/47	3,250	2,647
					14,661
Kazakhstan (0.7%)
	Republic of Kazakhstan	3.875%	10/14/24	4,470	4,550
	Republic of Kazakhstan	5.125%	7/21/25	7,650	8,045
	Republic of Kazakhstan	4.875%	10/14/44	2,950	2,505
	Republic of Kazakhstan	6.500%	7/21/45	4,630	4,549
					19,649
Kenya (0.5%)
	Republic of Kenya	6.875%	6/24/24	6,025	5,292
	Republic of Kenya	7.000%	5/22/27	2,875	2,167
	Republic of Kenya	7.250%	2/28/28	3,200	2,328
	Republic of Kenya	8.000%	5/22/32	4,000	2,839
[2]	Republic of Kenya	6.300%	1/23/34	1,800	1,112
	Republic of Kenya	6.300%	1/23/34	550	343

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Kenya	8.250%	2/28/48	3,025	1,931
					16,012
Kuwait (0.5%)
	Kuwait	3.500%	3/20/27	13,625	13,786
Lebanon (0.1%)
[5]	Lebanon Republic	6.650%	4/22/24	1,700	113
[5]	Lebanon Republic	6.200%	2/26/25	3,248	215
[5]	Lebanon Republic	6.600%	11/27/26	6,000	397
[5]	Lebanon Republic	6.850%	3/23/27	5,080	338
[5]	Lebanon Republic	6.750%	11/29/27	4,009	266
[5]	Lebanon Republic	6.650%	11/3/28	3,000	198
[5]	Lebanon Republic	6.850%	5/25/29	3,300	219
[5]	Lebanon Republic	6.650%	2/26/30	4,520	299
[5]	Lebanon Republic	7.000%	3/23/32	3,725	246
[5]	Lebanon Republic	7.250%	3/23/37	2,905	193
					2,484
Malaysia (0.4%)
	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	2,850	2,817
[2]	Malaysia Sovereign Sukuk Bhd.	2.070%	4/28/31	1,250	1,138
	Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	1,825	1,883
[2]	Malaysia Sovereign Sukuk Bhd.	3.075%	4/28/51	700	575
	Malaysia Sukuk Global Bhd.	3.179%	4/27/26	3,000	3,012
	Malaysia Sukuk Global Bhd.	4.080%	4/27/46	1,800	1,812
	Malaysia Wakala Sukuk Bhd.	2.070%	4/28/31	500	457
	Malaysia Wakala Sukuk Bhd.	3.075%	4/28/51	500	415
					12,109
Maldives (0.0%)
[2]	Maldives Sukuk Issuance Ltd.	9.875%	4/8/26	1,365	1,071
	Maldives Sukuk Issuance Ltd.	9.875%	4/8/26	200	156
					1,227
Mexico (5.8%)
	United Mexican States	3.600%	1/30/25	5,600	5,593
	United Mexican States	3.900%	4/27/25	2,700	2,715
	United Mexican States	4.125%	1/21/26	5,962	6,027
	United Mexican States	4.150%	3/28/27	7,270	7,304
	United Mexican States	3.750%	1/11/28	5,875	5,767
	United Mexican States	4.500%	4/22/29	9,436	9,440
	United Mexican States	3.250%	4/16/30	6,925	6,304
	United Mexican States	2.659%	5/24/31	10,407	8,921
	United Mexican States	8.300%	8/15/31	3,450	4,424
	United Mexican States	4.750%	4/27/32	7,340	7,348
	United Mexican States	7.500%	4/8/33	2,310	2,821
	United Mexican States	3.500%	2/12/34	12,097	10,509
	United Mexican States	6.750%	9/27/34	2,229	2,522
	United Mexican States	6.050%	1/11/40	8,599	8,790
	United Mexican States	4.280%	8/14/41	15,120	12,517
	United Mexican States	4.750%	3/8/44	11,156	9,701
	United Mexican States	5.550%	1/21/45	8,559	8,190
	United Mexican States	4.600%	1/23/46	7,150	6,011
	United Mexican States	4.350%	1/15/47	4,576	3,688
	United Mexican States	4.600%	2/10/48	5,898	4,909
	United Mexican States	4.500%	1/31/50	6,999	5,734
	United Mexican States	5.000%	4/27/51	7,675	6,708
	United Mexican States	4.400%	2/12/52	8,975	7,148
	United Mexican States	3.771%	5/24/61	9,850	6,846
	United Mexican States	3.750%	4/19/71	4,950	3,419

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Mexican States	5.750%	10/12/10	8,180	7,251
					170,607
Mongolia (0.2%)
	Mongolia	8.750%	3/9/24	2,100	2,072
[2]	Mongolia	5.125%	4/7/26	848	756
	Mongolia	5.125%	4/7/26	1,000	892
[2]	Mongolia	3.500%	7/7/27	700	565
	Mongolia	3.500%	7/7/27	400	324
[2]	Mongolia	4.450%	7/7/31	1,100	827
	Mongolia	4.450%	7/7/31	400	301
					5,737
Morocco (0.3%)
	Kingdom of Morocco	2.375%	12/15/27	2,400	2,070
	Kingdom of Morocco	3.000%	12/15/32	3,100	2,475
	Kingdom of Morocco	5.500%	12/11/42	2,465	2,020
[2]	Kingdom of Morocco	4.000%	12/15/50	1,850	1,243
	Kingdom of Morocco	4.000%	12/15/50	1,250	844
					8,652
Mozambique (0.1%)
[4]	Republic of Mozambique, 9.000% coupon rate effective 9/15/23	5.000%	9/15/31	2,800	1,926
Namibia (0.1%)
	Republic of Namibia	5.250%	10/29/25	2,300	2,026
Nigeria (1.1%)
	Republic of Nigeria	7.625%	11/21/25	3,500	3,141
	Republic of Nigeria	6.500%	11/28/27	4,800	3,664
[2]	Republic of Nigeria	6.125%	9/28/28	3,000	2,153
	Republic of Nigeria	6.125%	9/28/28	800	576
[2]	Republic of Nigeria	8.375%	3/24/29	3,150	2,450
	Republic of Nigeria	8.375%	3/24/29	600	468
	Republic of Nigeria	7.143%	2/23/30	4,200	3,062
	Republic of Nigeria	8.747%	1/21/31	2,900	2,248
	Republic of Nigeria	7.875%	2/16/32	4,550	3,251
[2]	Republic of Nigeria	7.375%	9/28/33	2,400	1,591
	Republic of Nigeria	7.375%	9/28/33	2,100	1,392
	Republic of Nigeria	7.696%	2/23/38	3,767	2,480
	Republic of Nigeria	7.625%	11/28/47	4,600	2,953
	Republic of Nigeria	9.248%	1/21/49	2,300	1,609
[2]	Republic of Nigeria	8.250%	9/28/51	2,950	1,880
	Republic of Nigeria	8.250%	9/28/51	400	259
					33,177
Oman (2.5%)
	Oman Sovereign Sukuk Co.	4.397%	6/1/24	6,375	6,310
	Oman Sovereign Sukuk Co.	5.932%	10/31/25	4,656	4,780
[2]	Oman Sovereign Sukuk Co.	4.875%	6/15/30	4,100	4,004
	Oman Sovereign Sukuk Co.	4.875%	6/15/30	951	930
	Sultanate of Oman	4.875%	2/1/25	3,444	3,427
	Sultanate of Oman	4.750%	6/15/26	7,300	7,141
	Sultanate of Oman	5.375%	3/8/27	5,900	5,840
	Sultanate of Oman	6.750%	10/28/27	3,440	3,587
	Sultanate of Oman	5.625%	1/17/28	7,900	7,903
	Sultanate of Oman	6.000%	8/1/29	6,672	6,667
	Sultanate of Oman	6.250%	1/25/31	5,100	5,092
	Sultanate of Oman	7.375%	10/28/32	3,137	3,330
	Sultanate of Oman	6.500%	3/8/47	6,115	5,293
	Sultanate of Oman	6.750%	1/17/48	8,550	7,577

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Sultanate of Oman	7.000%	1/25/51	1,150	1,036
	Sultanate of Oman	7.000%	1/25/51	1,700	1,534
					74,451
Pakistan (0.4%)
	Islamic Republic of Pakistan	8.250%	4/15/24	3,000	1,758
	Islamic Republic of Pakistan	8.250%	9/30/25	1,650	914
	Islamic Republic of Pakistan	6.000%	4/8/26	3,850	2,017
	Islamic Republic of Pakistan	6.875%	12/5/27	4,900	2,547
[2]	Islamic Republic of Pakistan	7.375%	4/8/31	1,800	902
	Islamic Republic of Pakistan	7.375%	4/8/31	2,400	1,196
	Islamic Republic of Pakistan	8.875%	4/8/51	2,370	1,090
[2]	Pakistan Global Sukuk Programme Co. Ltd.	7.950%	1/31/29	2,500	1,797
	Pakistan Global Sukuk Programme Co. Ltd.	7.950%	1/31/29	300	217
					12,438
Panama (2.4%)
	Republic of Panama	4.000%	9/22/24	2,800	2,808
	Republic of Panama	3.750%	3/16/25	3,859	3,839
	Republic of Panama	7.125%	1/29/26	2,925	3,195
	Republic of Panama	8.875%	9/30/27	2,950	3,525
	Republic of Panama	3.875%	3/17/28	3,733	3,628
	Republic of Panama	9.375%	4/1/29	2,850	3,522
	Republic of Panama	3.160%	1/23/30	4,500	4,073
	Republic of Panama	2.252%	9/29/32	7,700	6,155
	Republic of Panama	3.298%	1/19/33	3,050	2,657
[3]	Republic of Panama	6.700%	1/26/36	6,000	6,631
[3]	Republic of Panama	4.500%	5/15/47	3,500	2,928
[3]	Republic of Panama	4.500%	4/16/50	7,600	6,258
[3]	Republic of Panama	4.300%	4/29/53	5,650	4,527
	Republic of Panama	4.500%	4/1/56	7,275	5,901
[3]	Republic of Panama	3.870%	7/23/60	8,950	6,517
	Republic of Panama	4.500%	1/19/63	4,700	3,709
					69,873
Papua New Guinea (0.0%)
	Papua New Guinea	8.375%	10/4/28	1,600	1,349
Paraguay (0.6%)
	Republic of Paraguay	5.000%	4/15/26	1,700	1,751
	Republic of Paraguay	4.700%	3/27/27	1,600	1,631
[3]	Republic of Paraguay	4.950%	4/28/31	3,297	3,262
[2]	Republic of Paraguay	2.739%	1/29/33	608	500
	Republic of Paraguay	2.739%	1/29/33	1,400	1,137
[2]	Republic of Paraguay	3.849%	6/28/33	400	362
	Republic of Paraguay	3.849%	6/28/33	400	365
	Republic of Paraguay	6.100%	8/11/44	3,400	3,250
	Republic of Paraguay	5.600%	3/13/48	1,650	1,405
[3]	Republic of Paraguay	5.400%	3/30/50	3,550	3,073
					16,736
Peru (2.3%)
	Republic of Peru	7.350%	7/21/25	4,509	4,909
	Republic of Peru	2.392%	1/23/26	3,100	2,940
	Republic of Peru	4.125%	8/25/27	3,347	3,365
	Republic of Peru	2.783%	1/23/31	13,000	11,462
	Republic of Peru	1.862%	12/1/32	3,300	2,624
	Republic of Peru	8.750%	11/21/33	6,600	8,616
	Republic of Peru	3.000%	1/15/34	7,550	6,470
[3]	Republic of Peru	6.550%	3/14/37	3,546	4,055
	Republic of Peru	3.300%	3/11/41	3,800	3,070

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Peru	5.625%	11/18/50	7,358	8,041
	Republic of Peru	3.550%	3/10/51	5,475	4,383
	Republic of Peru	2.780%	12/1/60	6,125	4,131
	Republic of Peru	3.600%	1/15/72	3,000	2,206
	Republic of Peru	3.230%	7/28/21	3,027	2,065
					68,337
Philippines (3.3%)
	Republic of Philippines	4.200%	1/21/24	4,314	4,369
[3]	Republic of Philippines	7.500%	9/25/24	1,150	1,205
	Republic of Philippines	10.625%	3/16/25	4,400	5,183
	Republic of Philippines	5.500%	3/30/26	3,300	3,499
	Republic of Philippines	3.229%	3/29/27	1,700	1,698
	Republic of Philippines	3.000%	2/1/28	6,450	6,296
	Republic of Philippines	3.750%	1/14/29	4,750	4,797
	Republic of Philippines	9.500%	2/2/30	6,035	8,037
	Republic of Philippines	2.457%	5/5/30	3,125	2,858
	Republic of Philippines	7.750%	1/14/31	5,300	6,606
	Republic of Philippines	1.648%	6/10/31	3,350	2,827
	Republic of Philippines	1.950%	1/6/32	2,500	2,132
	Republic of Philippines	6.375%	1/15/32	3,300	3,787
	Republic of Philippines	3.556%	9/29/32	2,200	2,145
	Republic of Philippines	6.375%	10/23/34	5,735	6,707
	Republic of Philippines	5.000%	1/13/37	4,005	4,187
	Republic of Philippines	3.950%	1/20/40	6,000	5,599
	Republic of Philippines	3.700%	3/1/41	6,000	5,381
	Republic of Philippines	3.700%	2/2/42	5,970	5,366
	Republic of Philippines	2.950%	5/5/45	4,100	3,193
	Republic of Philippines	2.650%	12/10/45	4,700	3,545
	Republic of Philippines	3.200%	7/6/46	6,775	5,407
	Republic of Philippines	4.200%	3/29/47	2,950	2,738
					97,562
Poland (0.4%)
[6]	Republic of Poland	4.000%	1/22/24	5,900	5,946
	Republic of Poland	3.250%	4/6/26	5,375	5,327
					11,273
Qatar (4.4%)
	State of Qatar	3.375%	3/14/24	6,189	6,202
	State of Qatar	3.400%	4/16/25	6,392	6,419
	State of Qatar	3.250%	6/2/26	10,750	10,792
	State of Qatar	4.500%	4/23/28	9,350	9,924
	State of Qatar	4.000%	3/14/29	12,325	12,829
	State of Qatar	3.750%	4/16/30	9,315	9,573
[2]	State of Qatar	9.750%	6/15/30	3,328	4,713
[2]	State of Qatar	6.400%	1/20/40	2,670	3,292
[2]	State of Qatar	5.750%	1/20/42	3,300	3,862
	State of Qatar	4.625%	6/2/46	5,700	6,005
	State of Qatar	5.103%	4/23/48	18,400	20,315
	State of Qatar	4.817%	3/14/49	18,325	19,564
	State of Qatar	4.400%	4/16/50	15,300	15,651
					129,141
Romania (1.1%)
	Romania	4.375%	8/22/23	3,800	3,808
	Romania	4.875%	1/22/24	2,870	2,890
[2]	Romania	3.000%	2/27/27	3,450	3,158
[2]	Romania	5.250%	11/25/27	3,400	3,368
[2]	Romania	3.000%	2/14/31	1,000	823
	Romania	3.000%	2/14/31	3,076	2,536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Romania	3.625%	3/27/32	3,150	2,599
[2]	Romania	6.000%	5/25/34	1,600	1,551
	Romania	6.125%	1/22/44	3,700	3,460
	Romania	5.125%	6/15/48	4,128	3,452
[2]	Romania	4.000%	2/14/51	1,576	1,109
	Romania	4.000%	2/14/51	3,952	2,780
					31,534
Rwanda (0.0%)
[2]	Republic of Rwanda	5.500%	8/9/31	1,700	1,250
	Republic of Rwanda	5.500%	8/9/31	200	148
					1,398
Saudi Arabia (7.0%)
	Kingdom of Saudi Arabia	4.000%	4/17/25	13,550	13,794
	Kingdom of Saudi Arabia	2.900%	10/22/25	7,900	7,821
	Kingdom of Saudi Arabia	3.250%	10/26/26	15,950	15,956
	Kingdom of Saudi Arabia	2.500%	2/3/27	4,000	3,888
	Kingdom of Saudi Arabia	3.625%	3/4/28	15,232	15,417
	Kingdom of Saudi Arabia	4.375%	4/16/29	12,100	12,695
	Kingdom of Saudi Arabia	4.500%	4/17/30	9,250	9,836
	Kingdom of Saudi Arabia	3.250%	10/22/30	4,519	4,450
	Kingdom of Saudi Arabia	2.750%	2/3/32	3,100	2,914
	Kingdom of Saudi Arabia	2.250%	2/2/33	8,600	7,613
	Kingdom of Saudi Arabia	4.500%	10/26/46	19,625	19,026
	Kingdom of Saudi Arabia	4.625%	10/4/47	13,693	13,373
	Kingdom of Saudi Arabia	5.000%	4/17/49	11,400	11,705
	Kingdom of Saudi Arabia	5.250%	1/16/50	10,342	11,085
[2]	Kingdom of Saudi Arabia	3.250%	11/17/51	1,000	795
	Kingdom of Saudi Arabia	3.250%	11/17/51	2,000	1,622
	Kingdom of Saudi Arabia	3.750%	1/21/55	8,673	7,542
	Kingdom of Saudi Arabia	4.500%	4/22/60	9,400	9,126
	Kingdom of Saudi Arabia	3.450%	2/2/61	6,500	5,244
	KSA Sukuk Ltd.	3.628%	4/20/27	13,675	13,917
	KSA Sukuk Ltd.	4.303%	1/19/29	6,300	6,609
	KSA Sukuk Ltd.	2.969%	10/29/29	7,745	7,523
	KSA Sukuk Ltd.	2.250%	5/17/31	6,350	5,790
					207,741
Senegal (0.2%)
[3]	Republic of Senegal	6.250%	5/23/33	3,300	2,657
[3]	Republic of Senegal	6.750%	3/13/48	3,200	2,263
					4,920
Serbia (0.1%)
	Republic of Serbia	2.125%	12/1/30	3,250	2,416
South Africa (2.0%)
	Republic of South Africa	4.665%	1/17/24	4,700	4,701
	Republic of South Africa	5.875%	9/16/25	6,100	6,227
	Republic of South Africa	4.875%	4/14/26	3,850	3,780
	Republic of South Africa	4.850%	9/27/27	3,000	2,908
	Republic of South Africa	4.300%	10/12/28	2,750	2,521
	Republic of South Africa	4.850%	9/30/29	9,160	8,398
	Republic of South Africa	5.875%	6/22/30	4,300	4,176
	Republic of South Africa	5.875%	4/20/32	4,300	3,980
	Republic of South Africa	6.250%	3/8/41	2,200	1,872
	Republic of South Africa	5.375%	7/24/44	3,150	2,366
	Republic of South Africa	5.000%	10/12/46	2,950	2,099
	Republic of South Africa	5.650%	9/27/47	4,675	3,546
	Republic of South Africa	5.750%	9/30/49	10,850	8,241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of South Africa	7.300%	4/20/52	4,950	4,328
					59,143
Sri Lanka (0.3%)
[5]	Republic of Sri Lanka	6.850%	3/14/24	2,950	907
[5]	Republic of Sri Lanka	6.350%	6/28/24	1,400	434
[5]	Republic of Sri Lanka	6.125%	6/3/25	1,950	612
[5]	Republic of Sri Lanka	6.850%	11/3/25	4,600	1,422
[5]	Republic of Sri Lanka	6.825%	7/18/26	3,250	1,002
[5]	Republic of Sri Lanka	6.200%	5/11/27	4,600	1,417
[5]	Republic of Sri Lanka	6.750%	4/18/28	3,750	1,158
[5]	Republic of Sri Lanka	7.850%	3/14/29	4,275	1,316
[5]	Republic of Sri Lanka	7.550%	3/28/30	4,575	1,401
					9,669
Suriname (0.0%)
[5]	Republic of Suriname	9.250%	10/26/26	1,500	1,185
Tajikistan (0.0%)
[3]	Republic of Tajikistan	7.125%	9/14/27	1,375	830
Trinidad & Tobago (0.2%)
	Republic of Trinidad & Tobago	4.375%	1/16/24	1,300	1,299
[2]	Republic of Trinidad & Tobago	4.375%	1/16/24	200	200
	Republic of Trinidad & Tobago	4.500%	8/4/26	2,800	2,736
[2]	Republic of Trinidad & Tobago	4.500%	6/26/30	850	772
	Republic of Trinidad & Tobago	4.500%	6/26/30	1,000	922
					5,929
Tunisia (0.1%)
	Tunisian Republic	5.750%	1/30/25	3,125	1,703
Turkey (6.0%)
	Hazine Mustesarligi Varlik Kiralama A/S	4.489%	11/25/24	3,078	2,886
[2]	Hazine Mustesarligi Varlik Kiralama A/S	5.125%	6/22/26	2,700	2,450
	Hazine Mustesarligi Varlik Kiralama A/S	5.125%	6/22/26	4,800	4,367
[2]	Hazine Mustesarligi Varlik Kiralama A/S	7.250%	2/24/27	8,600	8,277
	Hazine Mustesarligi Varlik Kiralama A/S	7.250%	2/24/27	500	483
	Republic of Turkey	7.250%	12/23/23	6,250	6,205
	Republic of Turkey	5.750%	3/22/24	7,700	7,238
	Republic of Turkey	6.350%	8/10/24	6,600	6,182
	Republic of Turkey	5.600%	11/14/24	7,900	7,205
	Republic of Turkey	7.375%	2/5/25	10,050	9,475
	Republic of Turkey	4.250%	3/13/25	6,100	5,292
	Republic of Turkey	6.375%	10/14/25	7,758	6,994
	Republic of Turkey	4.750%	1/26/26	6,100	5,146
	Republic of Turkey	4.875%	10/9/26	12,174	9,980
	Republic of Turkey	6.000%	3/25/27	12,862	10,830
	Republic of Turkey	8.600%	9/24/27	3,350	3,140
	Republic of Turkey	5.125%	2/17/28	5,650	4,405
	Republic of Turkey	6.125%	10/24/28	8,408	6,721
	Republic of Turkey	7.625%	4/26/29	9,100	7,769
	Republic of Turkey	11.875%	1/15/30	4,480	4,761
	Republic of Turkey	5.250%	3/13/30	6,248	4,523
	Republic of Turkey	5.950%	1/15/31	7,050	5,211
	Republic of Turkey	5.875%	6/26/31	5,150	3,755
	Republic of Turkey	6.500%	9/20/33	4,500	3,279
	Republic of Turkey	8.000%	2/14/34	4,621	3,968
	Republic of Turkey	6.875%	3/17/36	8,275	6,150
	Republic of Turkey	7.250%	3/5/38	3,175	2,458
	Republic of Turkey	6.750%	5/30/40	5,900	4,179
	Republic of Turkey	6.000%	1/14/41	9,265	5,937

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Turkey	4.875%	4/16/43	9,200	5,460
	Republic of Turkey	6.625%	2/17/45	8,950	6,084
	Republic of Turkey	5.750%	5/11/47	10,675	6,619
					177,429
Ukraine (0.3%)
	Ukraine	7.750%	9/1/23	4,050	1,003
	Ukraine	8.994%	2/1/24	2,350	509
	Ukraine	7.750%	9/1/24	4,000	852
	Ukraine	7.750%	9/1/25	3,900	812
	Ukraine	7.750%	9/1/26	4,075	851
	Ukraine	7.750%	9/1/27	4,100	853
	Ukraine	9.750%	11/1/28	4,875	1,003
[2]	Ukraine	6.876%	5/21/29	850	166
	Ukraine	6.876%	5/21/29	4,590	928
[3]	Ukraine	7.375%	9/25/32	8,800	1,738
[2]	Ukraine	7.253%	3/15/33	1,800	351
	Ukraine	7.253%	3/15/33	6,300	1,248
					10,314
United Arab Emirates (5.9%)
	Dubai DOF Sukuk Ltd.	5.000%	4/30/29	4,630	4,917
[7]	Dubai DOF Sukuk Ltd.	2.763%	9/9/30	4,500	4,100
	Emirate of Abu Dhabi	0.750%	9/2/23	6,275	6,103
	Emirate of Abu Dhabi	2.125%	9/30/24	8,750	8,553
	Emirate of Abu Dhabi	2.500%	4/16/25	9,700	9,559
	Emirate of Abu Dhabi	3.125%	5/3/26	7,722	7,729
	Emirate of Abu Dhabi	3.125%	10/11/27	13,450	13,487
	Emirate of Abu Dhabi	1.625%	6/2/28	4,646	4,249
	Emirate of Abu Dhabi	2.500%	9/30/29	9,300	8,841
	Emirate of Abu Dhabi	3.125%	4/16/30	9,175	9,055
	Emirate of Abu Dhabi	1.700%	3/2/31	5,050	4,447
	Emirate of Abu Dhabi	1.875%	9/15/31	4,100	3,667
[2]	Emirate of Abu Dhabi	2.000%	10/19/31	2,700	2,377
	Emirate of Abu Dhabi	2.000%	10/19/31	275	243
[2]	Emirate of Abu Dhabi	4.050%	7/7/32	5,400	5,623
[2]	Emirate of Abu Dhabi	2.875%	10/19/41	2,200	1,839
	Emirate of Abu Dhabi	2.875%	10/19/41	900	762
	Emirate of Abu Dhabi	4.125%	10/11/47	9,600	9,421
	Emirate of Abu Dhabi	3.125%	9/30/49	12,200	10,167
	Emirate of Abu Dhabi	3.875%	4/16/50	12,450	11,829
	Emirate of Abu Dhabi	3.000%	9/15/51	3,375	2,750
[2]	Emirate of Abu Dhabi	4.951%	7/7/52	3,650	3,944
[2]	Emirate of Abu Dhabi	3.250%	10/19/61	5,250	4,294
	Emirate of Abu Dhabi	3.250%	10/19/61	850	704
	Emirate of Abu Dhabi	2.700%	9/2/70	4,600	3,376
	Emirate of Dubai	5.250%	1/30/43	3,300	3,043
	Emirate of Dubai	3.900%	9/9/50	3,917	2,872
	Finance Department Government of Sharjah	3.625%	3/10/33	2,400	1,996
	Finance Department Government of Sharjah	4.000%	7/28/50	3,148	2,045
	Finance Department Government of Sharjah	4.375%	3/10/51	1,400	940
	RAK Capital	3.094%	3/31/25	3,133	3,093
	Sharjah Sukuk Ltd.	3.764%	9/17/24	1,910	1,877
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	3,270	3,176
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	3,190	2,926
	Sharjah Sukuk Program Ltd.	4.226%	3/14/28	4,100	3,924
	Sharjah Sukuk Program Ltd.	3.234%	10/23/29	2,839	2,518
	Sharjah Sukuk Program Ltd.	3.886%	4/4/30	2,300	2,094

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sharjah Sukuk Program Ltd.	3.200%	7/13/31	1,950	1,653
					174,193
Uruguay (1.6%)
[3]	Oriental Republic of Uruguay	4.500%	8/14/24	3,064	3,109
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	4,566	4,751
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	7,450	7,817
[3]	Oriental Republic of Uruguay	7.875%	1/15/33	2,600	3,410
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	3,165	4,151
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	2,120	2,070
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	12,017	12,729
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	7,809	8,124
					46,161
Uzbekistan (0.2%)
	Republic of Uzbekistan	4.750%	2/20/24	1,645	1,595
	Republic of Uzbekistan	5.375%	2/20/29	1,675	1,463
	Republic of Uzbekistan	3.700%	11/25/30	2,300	1,715
[2]	Republic of Uzbekistan	3.900%	10/19/31	950	700
	Republic of Uzbekistan	3.900%	10/19/31	200	148
					5,621
Vietnam (0.1%)
	Socialist Republic of Vietnam	4.800%	11/19/24	3,000	3,003
Zambia (0.1%)
[5]	Republic of Zambia	8.500%	4/14/24	2,930	1,708
[5]	Republic of Zambia	8.970%	7/30/27	4,025	2,311
					4,019
Total Sovereign Bonds (Cost $2,999,183)					2,467,658
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[8]	Vanguard Market Liquidity Fund (Cost $12,209)	1.903%		122,139	12,209
Total Investments (98.5%) (Cost $3,514,272)					2,914,851
Other Assets and Liabilities—Net (1.5%)					43,441
Net Assets (100.0%)					2,958,292
Cost is in $000.
1	Guaranteed by the Republic of Azerbaijan.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $196,561,000, representing 6.6% of net assets.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Step bond.
5	Non-income-producing security—security in default.
6	Securities with a value of $62,000 have been segregated as initial margin for open futures contracts.
7	Guaranteed by the Kingdom of United Arab Emirates.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2022	47	5,345	—
10-Year U.S. Treasury Note	September 2022	13	1,575	31
Ultra 10-Year U.S. Treasury Note	September 2022	2	263	1
				32

Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2022	(18)	(2,850)	(88)
				(56)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,944	—	1,944
Corporate Bonds	—	433,040	—	433,040
Sovereign Bonds	—	2,467,658	—	2,467,658
Temporary Cash Investments	12,209	—	—	12,209
Total	12,209	2,902,642	—	2,914,851
Derivative Financial Instruments
Assets
Futures Contracts[1]	32	—	—	32
Liabilities
Futures Contracts[1]	88	—	—	88
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.